Cover	Nov. 12, 2026
Document Information [Line Items]
Registrant Name	QXO, INC.
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity File Number	001-38063
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	16-1633636
Entity Address, Address Line One	Five American Lane
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06831
City Area Code	888
Local Phone Number	998-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Central Index Key	0001236275
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.00001 per share
Trading Symbol	QXO
Security Exchange Name	NYSE
Mandatory Convertible Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/20th interest in a share of 5.50% Series B Mandatory Convertible Preferred Stock, par value $0.001 per share
Trading Symbol	QXO.PRB
Security Exchange Name	NYSE